September 13, 2016

Via EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549-8626

Attn:	John M. Ganley, Esq., Senior Counsel
Division of Investment Management

Re: Additional Materials for the ICON Funds, Securities Act Registration No. 333-14927 and Investment Company Act File No. 811-7883

Dear Mr. Ganley:

Pursuant to Rule 497 under the Securities Act of 1933 and General Instruction C.3(g) of Form N-1A, we are filing on behalf of the ICON Funds additional Materials to be effective on September13, 2016, for the sole purpose of submitting to the Commission (and posting on the ICON Funds website) an Interactive Data File in the manner provided by Rule 405 of Regulation S-T.

If you have any questions, comments or desire further information, please contact me at (303) 328-9207 or Stephen Abrams at (303) 328-9217.

Sincerely,

Donald Salcito, Esq.,

Secretary of the Trust